Basic and Diluted Earnings (Loss) per Share - Schedule of Reconciliation of the Calculation of Basic EPS to Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended											9 Months Ended				12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Basic earnings (loss) per share:
Net income (loss) attributable to Ocwen common stockholders		$ (66,869)	[1]	$ (521,875)	$ (76,189)	[1]	$ 65,958	$ 59,504	$ 134,278	$ 54,725	$ 63,057	$ 46,338	$ (22,776)	[1]	$ 49,273	[1]	$ (472,602)		$ 298,398		$ 180,778
Weighted average shares of common stock (in shares)		125,383,639			130,551,197								125,322,742		133,318,381		131,362,284		135,678,088		133,912,643
Basic earnings (loss) per share (in dollars per share)		$ (0.53)		$ (4.16)	$ (0.58)		$ 0.49	$ 0.44	$ 0.99	$ 0.40	$ 0.46	$ 0.34	$ (0.18)		$ 0.37		$ (3.60)		$ 2.20		$ 1.35
Diluted earnings (loss) per share:
Net income (loss) attributable to Ocwen common stockholders		$ (66,869)	[1]	$ (521,875)	$ (76,189)	[1]	$ 65,958	$ 59,504	$ 134,278	$ 54,725	$ 63,057	$ 46,338	$ (22,776)	[1]	$ 49,273	[1]	$ (472,602)		$ 298,398		$ 180,778
Preferred stock dividends		0	[1],[2]		0	[1],[2]							0	[1],[2]	0	[1],[2]	0	[3],[4]	0	[3],[4]	0	[3],[4]
Interest expense on 3.25% Convertible Notes, net of income tax	[5]																0		0		107
Adjusted net income (loss) attributable to Ocwen		$ (66,869)	[1]		$ (76,189)	[1]							$ (22,776)	[1]	$ 49,273	[1]	$ (472,602)		$ 298,398		$ 180,885
Effect of dilutive elements:
Preferred Shares	[1],[2]	0			0								0		0
Stock options	[1]	0			0								0		3,558,689
Common stock awards	[1]	0			0								0		4,256
Dilutive weighted average shares of common stock (in shares)		125,383,639			130,551,197								125,322,742		136,881,326		131,362,284		139,800,506		138,521,279
Diluted earnings (loss) per share (in dollars per share)		$ (0.53)		$ (4.16)	$ (0.58)		$ 0.48	$ 0.43	$ 0.95	$ 0.39	$ 0.45	$ 0.33	$ (0.18)		$ 0.36		$ (3.60)		$ 2.13		$ 1.31
Stock options excluded from the computation of diluted earnings per share:
Anti-dilutive Securities (in shares)		2,037,872	[6]		91,250	[6]							1,965,049	[6]	47,083	[6]	314,688	[5]	0	[5]	143,125	[5]
Market Based [Member]
Stock options excluded from the computation of diluted earnings per share:
Anti-dilutive Securities (in shares)		924,438	[7]		295,000	[7]							924,438	[7]	295,000	[7]	295,000	[8]	547,500	[8]	1,535,000	[8]
Preferred Stock [Member]
Effect of dilutive elements:
Preferred Shares	[3],[4]																0		0		0
Debt Securities Convertible Notes [Member]
Effect of dilutive elements:
3.25% Convertible Notes	[4]																0		0		1,008,891
Employee Stock Option [Member]
Effect of dilutive elements:
Stock options																	0		4,110,355		3,593,419
Common Stock Awards [Member]
Effect of dilutive elements:
Common stock awards																	0		12,063		6,326

[1]	For the three and nine months ended September 30, 2015 and for three months ended September 30, 2014, we have excluded the effect of preferred stock, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.
[2]	Prior to the conversion of our remaining preferred stock into common stock in July 2014, we computed the effect on diluted earnings per share using the if-converted method. For purposes of computing diluted earnings per share, we assume the conversion of the preferred stock into shares of common stock unless the effect is anti-dilutive. Conversion of the preferred stock was not assumed for the nine months ended September 30, 2014 because the effect would have been antidilutive.
[3]	For 2014, we have excluded the effect of the Preferred Shares, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.
[4]	Prior to the conversion of the remaining Preferred Shares into common stock in July 2014 and the redemption of the remaining 3.25% Convertible Notes into common stock in March 2012, we computed their effect on diluted earnings per share using the if-converted method. For purposes of computing diluted earnings per share, we assumed the conversion of the Preferred Shares and the 3.25% Convertible Notes into shares of common stock unless the effect was anti-dilutive. Conversion of the Preferred Shares was not assumed for 2013 and 2012 because the effect would have been antidilutive.
[5]	These stock options were anti-dilutive because their exercise price was greater than the average market price of our stock.
[6]	These options were anti-dilutive because their exercise price was greater than the average market price of our stock.
[7]	Shares that are issuable upon the achievement of certain performance criteria related to Ocwen’s stock price and an annualized rate of return to investors.
[8]	Shares that are issuable upon the achievement of certain performance criteria related to Ocwen’s stock price and an annualized rate of return to investors.